Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 13:- TAXES ON INCOME

a.	Corporate tax rates

Corporate tax rate in Israel was 23% in 2025 and 2024 and 2023.

b.	Net operating losses carryforward:

The Company has net operating losses for tax purposes as of December 31, 2025 totaling approximately $122 millions, which may be carried forward and offset against taxable income in the future for an indefinite period.

c.	Final tax assessments:

The Company’s tax assessments through the 2019 tax year are considered final.

d.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forward	$28,139	$23,377
Temporary differences mainly relating to Research and Development
Lease liabilities	378	322
Deferred tax asset before valuation allowance	28,517	23,699

Deferred tax liabilities:
Right-of-use assets	(409)	(284)
Deferred tax liabilities before valuation allowance	(409)	(284)

Valuation allowance	(28,108)	(23,415)

Deferred tax asset, net	$-	$-
e.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

f.	Reconciliation of Income Taxes:

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

	Year ended December 31, 2025
	Tax	Rate

IL statutory tax rate	$1,911	23%
Foreign tax effects:
Statutory tax rate difference between U.S. and Israel	(10)	(2)%
Statutory tax rate difference between Poland and Israel	2	(4)%

Non-taxable or non-deductible items:
Share-based compensation	(28)	-

Changes in valuation allowance	$(1,875)	$-
Total income taxes	-	-